Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities:
Net loss:	$ (11,812)	$ (3,894)	$ (2,232)	$ (5,100)	$ (26,805)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	147	413	484	732	733
Amortization of intangible assets	83	83	111	111	111
Non cash interest expense	9
Amortization of premium on marketable securities	172	348	429	375	121
Stock-based compensation expense	616	166	221	299	345
Gains on disposal of fixed assets	(146)			(4)
Change in fair value of preferred stock warrant liabilities	388		48	(2)	(348)
Changes in operating assets and liabilities
Contracts receivable	108	181	332	(509)	(28)
Interest receivable	(4)		109	(24)	283
Prepaid expenses and other current assets	(304)	(4)	(120)	(78)	18
Accounts payable	1,817	(775)	(908)	487	(481)
Accrued compensation	(430)	375	95	107	6
Deferred revenue	(5,630)	(8,286)	(13,977)	19,607	(289)
Accrued research and clinical liabilities	(289)	781	45	(1,072)	1,312
Other liabilities	(39)	(103)	11	(257)	156
Deferred rent	(34)	11	22	(271)	(153)
Net cash provided by (used in) operating activities	(15,348)	(10,704)	(15,330)	14,401	(25,019)
Investing activities:
Purchases of property and equipment		(457)	(463)	(68)	(293)
Proceeds from sale of property and equipment	170
Purchases of marketable securities	(23,652)	(24,263)	(26,974)	(59,344)	(28,497)
Proceeds from maturities of marketable securities	19,680	32,180	36,891	49,225	33,955
Changes in restricted cash		278	278	(183)
Net cash provided by (used in) investing activities	(3,802)	7,738	9,732	(10,370)	5,165
Financing activities:
Proceeds from issuances of common stock	54	88	34	119	7
Proceeds from issuances of convertible preferred stock, net	18,845				4,991
Proceeds from issuances of debt, net	4,840
Payments of deferred offering costs	(1,510)
Payment for repurchase of common stock					(10)
Net cash provided by financing activities	22,229	88	34	119	4,988
Net increase (decrease) in cash and cash equivalents	3,079	(2,878)	(5,564)	4,150	(14,866)
Cash and cash equivalents, beginning of period	3,338	8,902	8,902	4,752	19,618
Cash and cash equivalents, end of period	6,417	6,024	3,338	8,902	4,752
Supplemental disclosure of non cash investing and financing activities:
Warrant issued in connection with note payable	$ 79